Interest-bearing liabilities and financing facilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Summary of interest bearing and bilateral loan liabilities

	Liquidity facilities	Bilateral facilities	Syndicated facilities	JBIC facility	US bonds	Medium term notes	Other	Total
	US$m	US$m	US$m	US$m	US$m	US$m	US$m	US$m
Year ended 31 December 2025
At 1 January 2025	-	495	2,233	1,000	6,069	200	-	9,997
Drawdowns[1]	-	1,400	-	-	3,500	-	-	4,900
Repayments[1]	-	(1,900)	-	-	(1,000)	-	-	(2,900)
Transaction costs capitalised and amortised	-	1	(1)	-	(34)	-	-	(34)
Carrying amount at 31 December 2025	-	(4)	2,232	1,000	8,535	200	-	11,963
Current	-	(2)	(5)	-	789	-	-	782
Non-current	-	(2)	2,237	1,000	7,746	200	-	11,181
Carrying amount at 31 December 2025	-	(4)	2,232	1,000	8,535	200	-	11,963
Undrawn balance at 31 December 2025	-	2,350	1,200	-	-	-	-	3,550
Year ended 31 December 2024
At 1 January 2024	(1)	(6)	594	-	4,087	200	-	4,874
Debt acquired through asset acquisitions[2]	-	-	-	-	-	-	169	169
Drawdowns[1]	-	500	1,650	1,000	2,000	-	-	5,150
Repayments[1,2]	-	-	-	-	-	-	(169)	(169)
Transaction costs capitalised and amortised	1	1	(11)	-	(18)	-	-	(27)
Carrying amount at 31 December 2024	-	495	2,233	1,000	6,069	200	-	9,997
Current	-	(2)	(4)	-	996	-	-	990
Non-current	-	497	2,237	1,000	5,073	200	-	9,007
Carrying amount at 31 December 2024	-	495	2,233	1,000	6,069	200	-	9,997
Undrawn balance at 31 December 2024	-	1,600	1,200	-	-	-	-	2,800
1.Included in cash flows classified within financing activities in the consolidated statement of cash flows.
2.Refer to Note B.7 for details on asset acquisitions. The debt acquired through asset acquisitions was repaid during the year.
Details of bilateral loan facilities at the reporting date are as follows:

Number of facilities	Term (years)	Currency	Extension option
1	5-6	US$	Evergreen
5	4-5	US$	Evergreen
5	3-4	US$	Evergreen
4	3 years or less	US$	Evergreen

Summary of maturity profile interest bearing liabilities	The table below presents the contractual undiscounted cash flows associated with the Group’s interest-bearing liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2025	2024
	US$m	US$m
Due for payment in:
1 year or less	1,406	1,480
1-2 years	1,434	1,747
2-3 years	1,993	1,262
3-4 years	2,126	1,325
4-5 years	1,804	1,965
More than 5 years	7,511	5,815
	16,274	13,594
Amounts exclude transaction costs.

Summary of detailed information about debt instruments	One note is currently issued under this programme as set out below:

Maturity date	Currency	Carrying amount (million)	Nominal interest rate
29 January 2027	US$	200	3.07%
The unutilised program is not considered to be an unused facility.
US Securities Act of 1933 and six series of
unsecured bonds issued in accordance with the registration requirements of the US Securities Act of 1933 (SEC-registered bonds) as set out below:

Maturity date	Carrying amount US$m	Nominal interest rate	Bond type
15 September 2026	800	3.70%	144A
15 March 2028	800	3.70%	144A
19 May 2028	500	4.90%	SEC-registered
4 March 2029	1,500	4.50%	144A
19 May 2030	1,250	5.40%	SEC-registered
19 May 2032	500	5.70%	SEC-registered
12 September 2034	1,250	5.10%	SEC-registered
19 May 2035	1,250	6.00%	SEC-registered
12 September 2054	750	5.70%	SEC-registered